OTHER ASSETS	12 Months Ended
Jun. 30, 2020
OTHER ASSETS [Abstract]
OTHER ASSETS
6.	OTHER ASSETS

	2020 US$	2019 US$
Current
Sub-lease receivables (1)	102,684	-
Prepayments	25,587
Total current other assets	128,271	-

Non-current
Sub-lease receivables (1)	120,875	-
Lease security deposit	29,906
Total non-current other assets	150,781	-

Total other assets	279,052	-

Notes:

(1)
During the period, the Group entered into an agreement to sub-lease one of its offices in the United States and, accordingly, has recognised a sub-lease receivable at June 30, 2020. Refer to Note 11 for further information on leases.